Earnings per share - Potential Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Share Options (in shares)	2,017,355	1,874,830	2,070,033